Share-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Details) - Restricted Stock/Unit Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock/ Units
Nonvested/unissued at beginning of year (in shares)	520,000
Granted (in shares)	279,000
Dividends (in shares)	10,000
Forfeited or expired (in shares)	(85,000)
Vested and issued (in shares)	(264,000)
Nonvested/unissued at year end (in shares)	460,000	520,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 61.01
Granted (in USD per share)	66.11	$ 65.38	$ 76.85
Dividends (in USD per share)	0
Forfeited or expired (in USD per share)	66.62
Vested and issued (in USD per share)	56.43
Ending balance (in USD per share)	$ 64.34	$ 61.01
Performance Shares
Restricted Stock/ Units
Granted (in shares)	167,200
Vested and issued (in shares)	(41,100)